Investments - Impaired Loans 2 (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments Debt And Equity Securities [Abstract]
Impaired loans, average investment during the period	$ 55.6	$ 36.6	$ 32.7	$ 43.7	$ 72.5
Troubled debt restructured loans	86.6		0	15.7	0
Loans 90 days or more past due, interest no longer accruing, at amortized cost			0	16.6	2.7
Loans in foreclosure, at amortized cost	5.1		9.0	0	0
Unpaid principal balance of loans 90 days or more past due, interest no longer accruing			$ 0	$ 21.6	$ 4.9